Earnings per share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
– ordinary shareholders of the parent company	$ 9,683	$ 1,299	$ 12,572
Weighted average number of ordinary shares outstanding (in shares)	19,972	19,753	19,380
Effect of dilutive potential ordinary shares (in shares)	100	92	137
Adjusted weighted average number of ordinary shares outstanding (in shares)	20,072	19,845	19,517
Basic earnings per share (in dollars per share)	$ 0.48	$ 0.07	$ 0.65
Diluted earnings per share (in dollars per share)	$ 0.48	$ 0.07	$ 0.64
Antidilutive securities (in shares)		10	7